Finance Costs - Summary of Financial Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Finance Cost [abstract]
Financial income on deposits and money market funds	$ 3	$ 2	$ 1
Interest income on loans and other assets	3	3	3
Financial income	6	5	4
Interest expense on bonds and syndicated facility	78	61	58
Interest expense on lease liabilities	41	39	39
Capitalised interest	(5)	(5)	(6)
Unwind of discount on deferred purchase consideration	1	1
Other charges	6	5	4
Financial expenses	$ 121	$ 101	$ 95